Supplement to the
Fidelity® Low-Priced Stock K6 Fund and Fidelity® Value Discovery K6 Fund
April 19, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Low-Priced Stock K6 Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Chamovitz as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,821	$61	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,821	none	none

* Does not include Fidelity® Low-Priced Stock K6 Fund. This fund commenced operations on May 26, 2017.

As of April 30, 2017, the dollar range of shares of Fidelity® Low-Priced Stock K6 Fund beneficially owned by Mr. Chamovitz was none.

The following table provides information relating to other accounts managed by Mr. Hart as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$662	$1,316	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$662	none	none

* Does not include Fidelity® Low-Priced Stock K6 Fund. This fund commenced operations on May 26, 2017.

As of April 30, 2017, the dollar range of shares of Fidelity® Low-Priced Stock K6 Fund beneficially owned by Mr. Hart was none.

LPSK6-FVDK6B-17-01 1.9884125.100	June 22, 2017